Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 978,564
Revenues – related party, net		2,281,238
Total revenues	978,564	2,281,238
Cost of revenues	964,440
Cost of revenues– related party		2,323,808
Total cost of revenues	964,440	2,323,808
Gross profit/(loss)	14,124	(42,570)
Selling and marketing expense	346	1,340
General and administrative expenses	638,739	1,143,582
Share-based compensation		12,355,200
Allowance for credit loss on loans receivable		2,546,467
Reversal of allowance for credit losses		(224,745)
Total operating expense	639,085	15,821,844
Operating loss	(624,961)	(15,864,414)
Non-operating income (expense):
Other income, net	23	28,963
Interest income	40	857
Interest expense	(50,844)	(52,926)
Total other loss, net	(50,781)	(23,106)
Loss before income tax	(675,742)	(15,887,520)
Income tax
Gain from discontinued operations		89,743
Net loss	(675,742)	(15,797,777)
Less: Loss attributable to non-controlling interest		(8,245)
Net loss attributable to controlling interest	(675,742)	(15,789,532)
Foreign currency translation (expense) income	(188,218)	235,328
Total comprehensive loss	$ (863,960)	$ (15,562,449)
Loss per share
Basic (in Dollars per share)	$ (0.01)	$ (0.3)
Diluted (in Dollars per share)	$ (0.01)	$ (0.3)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	55,056,945	52,039,215
Diluted (in Shares)	55,056,945,000,000	52,039,215,000,000